CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Available-for-sale investments
Amortized cost	$ 31,000
Estimated fair value	31,000
Convertible bonds of privately-held company
Available-for-sale investments
Amortized cost	23,000
Estimated fair value	23,000
Preferred convertible shares of privately-held company
Available-for-sale investments
Amortized cost	8,000
Estimated fair value	$ 8,000